Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Long-term loans issued	₽ 843	₽ 267
Short-term loans issued	14,200	11,270
Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued	12,568	9,915
Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	46
Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued	843	267
Short-term loans issued	1,586	1,355
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans issued	871	268
Short-term loans issued	14,593	11,361
Gross carrying amount | Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued	12,668	9,959
Gross carrying amount | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	85
Gross carrying amount | Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued	871	268
Short-term loans issued	1,840	1,402
Expected credit loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans issued	(28)	(1)
Short-term loans issued	(393)	(91)
Expected credit loss allowance / Impairment | Factoring loans
Disclosure of detailed information about financial instruments
Short-term loans issued	(100)	(44)
Expected credit loss allowance / Impairment | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans issued	(39)
Expected credit loss allowance / Impairment | Loans to legal entities, including SME
Disclosure of detailed information about financial instruments
Long-term loans issued	(28)	(1)
Short-term loans issued	₽ (254)	₽ (47)